Related party disclosures (Details)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Related party disclosures [Line Items]
Tax ID		96,529,340-k		Oman
Country of origin		Jordan	[1]	United States
Functional currency		CLP		Turkish Lira	[2]
Nature		Joint venture		Joint venture
Nitratos Naturais Do Chile Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Brazil
Functional currency		US$
Nature		Subsidiary
Nitrate Corporation Of Chile Ltd. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United Kingdom
Functional currency		US$
Nature		Subsidiary
SQM North America Corp. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United States
Functional currency		US$
Nature		Subsidiary
SQM Europe N.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Belgium
Functional currency		US$
Nature		Subsidiary
Soquimich S.R.L. Argentina [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Argentina
Functional currency		US$
Nature		Subsidiary
Soquimich European Holding B.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		The Netherlands
Functional currency		US$
Nature		Subsidiary
SQM Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		The Netherlands
Functional currency		US$
Nature		Subsidiary
SQI Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		The Netherlands
Functional currency		US$
Nature		Subsidiary
SQM Comercial De Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Mexico
Functional currency		US$
Nature		Subsidiary
North American Trading Company [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United States
Functional currency		US$
Nature		Subsidiary
Administracion y Servicios Santiago S.A. de C.V. [Member]
Related party disclosures [Line Items]
Country of origin		Mexico
Functional currency		US$
Nature		Subsidiary
SQM Peru S.A. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Peru
Functional currency		US$
Nature		Subsidiary
SQM Ecuador S.A. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Ecuador
Functional currency		US$
Nature		Subsidiary
SQM Nitratos Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Mexico
Functional currency		US$
Nature		Subsidiary
SQMC Holding Corporation L.L.P. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United States
Functional currency		US$
Nature		Subsidiary
SQM Investment Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		The Netherlands
Functional currency		US$
Nature		Subsidiary
SQM Brasil Limitada [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Brazil
Functional currency		US$
Nature		Subsidiary
SQM France S.A. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		France
Functional currency		US$
Nature		Subsidiary
SQM Japan Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Japan
Functional currency		US$
Nature		Subsidiary
Royal Seed Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Aruba
Functional currency		US$
Nature		Subsidiary
SQM Oceania Pty Limited [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Australia
Functional currency		US$
Nature		Subsidiary
Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Aruba
Functional currency		US$
Nature		Subsidiary
SQM Indonesia S.A. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Indonesia
Functional currency		US$
Nature		Subsidiary
SQM Virginia L.L.C. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United States
Functional currency		US$
Nature		Subsidiary
SQM Italia SRL [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Italy
Functional currency		US$
Nature		Subsidiary
Comercial Caiman Internacional S.A. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Panama
Functional currency		US$
Nature		Subsidiary
SQM Africa Pty Ltd. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		South Africa
Functional currency		US$
Nature		Subsidiary
SQM Colombia SAS [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Colombia
Functional currency		US$
Nature		Subsidiary
SQM Internacional NV Member [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Belgium
Functional currency		US$
Nature		Subsidiary
SQM Lithium Specialties LLC [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		United States
Functional currency		US$
Nature		Subsidiary
SQM Iberian S.A. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Spain
Functional currency		US$
Nature		Subsidiary
SQM Beijing Commercial Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		China
Functional currency		US$
Nature		Subsidiary
SQM Thailand Limited [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Thailand
Functional currency		US$
Nature		Subsidiary
SQM Australia Pty [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Australia
Functional currency		Australian dollar
Nature		Subsidiary
SACAL S.A. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Argentina
Functional currency		Argentine peso
Nature		Subsidiary
Comercial Hydro S.A. [Member]
Related party disclosures [Line Items]
Tax ID		96,801,610-5
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
SQM Potasio S.A. [Member]
Related party disclosures [Line Items]
Tax ID		96,651,060-9
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
SQM Nitratos S.A. [Member]
Related party disclosures [Line Items]
Tax ID		96,592,190-7
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
Ajay SQM Chile S.A. [Member]
Related party disclosures [Line Items]
Tax ID		96,592,180-K
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
SQMC Internacional Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		86,630,200-6
Country of origin		Chile
Functional currency		Chilean peso
Nature		Subsidiary
SQM Industrial S.A. [Member]
Related party disclosures [Line Items]
Tax ID		79,947,100-0
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
Isapre Norte Grande Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		79,906,120-1
Country of origin		Chile
Functional currency		Chilean peso
Nature		Subsidiary
Almacenes y Depositos Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		79,876,080-7
Country of origin		Chile
Functional currency		Chilean peso
Nature		Subsidiary
Servicios Integrales de Transitos y Transferencias S.A. [Member]
Related party disclosures [Line Items]
Tax ID		79,770,780-5
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
Soquimich Comercial S.A. [Member]
Related party disclosures [Line Items]
Tax ID		79,768,170-9
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
SQM Salar S.A. [Member]
Related party disclosures [Line Items]
Tax ID		79,626,800-K
Country of origin		Chile
Functional currency		US$
Nature		Subsidiary
Proinsa Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		78,053,910-0
Country of origin		Chile
Functional currency		Chilean peso
Nature		Subsidiary
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		Turkey
Functional currency		YTL
Nature		Associate
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	[3],[4]	Foreign
Country of origin	[4]	Thailand	[3]	Thailand
Functional currency	[4]	Thai baht		Thai baht
Nature	[4]	Associate	[3]	Associate
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	[5],[6]	Foreign
Country of origin	[5]	Argentina
Functional currency	[5]	US$
Nature	[5],[6]	Joint venture
SQM Shanghai Chemicals Co Ltd [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Country of origin		China
Functional currency		US$
Nature		Subsidiary
Ara Dos Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Ara Tres Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Ara Cuatro Primera del Salar de Pampa Blanca Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Ara Cinco Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Curicó Dos Primera del Salar de Pampa Alta, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Curicó Tres Primera del Sector de Pampa Alta, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Evelyn Veinticuatro Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Filomena Tres Primera de Oficina Filomena, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Filomena Cuatro Primera de Oficina Filomena, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Cuatro Primera de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Cuatro Segunda del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Cuatro Tercera de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Cuatro Cuarta de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Cuatro Quinta de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Primera del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Segunda del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Francis Tercera del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Ivon Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Ivon Décima Segunda de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Ivon Sexta de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Julia Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Lorena Trigésimo Quinta de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Perseverancia Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Tamara 40 Primera del Sector S.E. OF. Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Tamara Tercera de Oficina Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties
Tamara 40 Segunda del Sector S.E. OF Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID	[7]	N/A
Country of origin	[7]	Chile
Functional currency	[7]	Chilean peso
Nature	[7]	Other related parties

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL
[2]	These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.
[3]	As of November 2018, the ownership interest in Charlee SQM Thailand Co. Ltd. was sold.
[4]	During the month of November 2018, the stake held in Charlee SQM Thailand Co. Ltd. was sold.
[5]	During the month of December 2018, the stake held in Minera Exar S.A.
[6]	During the month of December 2018, the stake held in Minera Exar S.A. was sold.
[7]	Correspond to Mining Contractual Societies